Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Apr. 30, 2023		Jan. 31, 2023		Oct. 31, 2022
Assets:
Precious metals		$ 1,191		$ 725		$ 543
Trading assets
Loans		6,910		7,642		7,811
Securities		105,560		106,735		103,547
Other		2,225		1,969		1,796
Derivative financial instruments
Derivative Financial Assets		44,725		44,820		55,699
Liabilities:
Deposits	[1]	945,538		949,887		916,181
Financial liabilities designated at fair value through profit or loss		26,935		26,583		22,421
Obligations related to securities sold short		41,310		43,439		40,449
Derivative financial instruments
Derivative Financial Liabilities		50,562		52,746		65,900
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	1,191		725		543
Trading assets
Assets		114,695		116,346		113,154
Investment securities
Investment securities		88,318	[3]	86,809	[3]	86,398	[4]
Derivative financial instruments
Derivative Financial Assets		44,725		44,820		55,699
Liabilities:
Deposits		116		104		15
Financial liabilities designated at fair value through profit or loss		26,935		26,583		22,421
Obligations related to securities sold short		41,310		43,439		40,449
Derivative financial instruments
Derivative Financial Liabilities		50,562		52,746		65,900
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		6,910		7,642		7,811
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		18,089		15,948		14,734
Investment securities
Investment securities		9,289	[3]	9,862	[3]	11,002	[4]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,143		9,295		10,277
Investment securities
Investment securities		7,651	[3]	6,425	[3]	5,429	[4]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		12,447		11,488		11,957
Investment securities
Investment securities		33,457	[3]	34,835	[3]	35,236	[4]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,310		8,863		8,302
Investment securities
Investment securities		31,469	[3]	29,308	[3]	27,704	[4]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		10,630		10,641		11,344
Investment securities
Investment securities		2,116	[3]	2,064	[3]	1,962	[4]
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		45,941		50,500		46,933
Investment securities
Investment securities		4,336	[3]	4,315	[3]	5,065	[4]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,225		1,969		1,796
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13,478		13,710		15,210
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,792		25,406		32,223
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,521		2,396		2,561
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		484		521		780
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,450		2,787		4,925
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19,520		19,877		22,854
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25,813		28,000		35,634
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,785		3,008		3,720
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25		22		25
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,419		1,839		3,667
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Other		0
Assets		80,109		80,718		75,475
Investment securities
Investment securities		45,351	[3]	45,306	[3]	45,855	[4]
Derivative financial instruments
Derivative Financial Assets		38		62		332
Liabilities:
Obligations related to securities sold short		35,613		38,104		35,059
Derivative financial instruments
Derivative Financial Liabilities		185		152		636
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		15,145		11,541		10,139
Investment securities
Investment securities		4,569	[3]	5,008	[3]	4,947	[4]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		4,673		4,497		4,299
Investment securities
Investment securities		3,729	[3]	2,480	[3]	2,029	[4]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		11,911		11,488		11,957
Investment securities
Investment securities		31,318	[3]	32,223	[3]	32,412	[4]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		15		187		15
Investment securities
Investment securities		3,352	[3]	3,153	[3]	3,217	[4]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2,513		2,643		2,367
Investment securities
Investment securities	[4]					40
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		45,852		50,362		46,698
Investment securities
Investment securities		2,383	[3]	2,442	[3]	3,210	[4]
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		38		62		332
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		185		152		636
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[2]	1,191		725		543
Trading assets
Assets		34,580		35,593		37,667
Investment securities
Investment securities		41,178	[3]	39,794	[3]	38,855	[4]
Derivative financial instruments
Derivative Financial Assets		44,637		44,704		55,317
Liabilities:
Deposits		116		104		15
Financial liabilities designated at fair value through profit or loss		26,935		26,583		22,421
Obligations related to securities sold short		5,696		5,329		5,387
Derivative financial instruments
Derivative Financial Liabilities		50,350		52,552		65,224
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		6,905		7,641		7,811
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		2,944		4,407		4,595
Investment securities
Investment securities		4,720	[3]	4,854	[3]	6,055	[4]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		4,470		4,798		5,978
Investment securities
Investment securities		3,922	[3]	3,945	[3]	3,400	[4]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		536
Investment securities
Investment securities		2,139	[3]	2,612	[3]	2,824	[4]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		9,295		8,676		8,287
Investment securities
Investment securities		28,117	[3]	26,155	[3]	24,487	[4]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		8,117		7,992		8,976
Investment securities
Investment securities		2,061	[3]	2,011	[3]	1,874	[4]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		88		110		224
Investment securities
Investment securities		219	[3]	217	[3]	215	[4]
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,225		1,969		1,796
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		13,478		13,698		15,193
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		25,792		25,406		32,223
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,451		2,309		2,209
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		481		517		780
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,435		2,774		4,912
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		19,520		19,865		22,842
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25,813		28,000		35,634
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,578		2,834		3,063
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		24		20		25
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,415		1,833		3,660
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		6		35		12
Investment securities
Investment securities		1,789	[3]	1,709	[3]	1,688	[4]
Derivative financial instruments
Derivative Financial Assets		50		54		50
Liabilities:
Obligations related to securities sold short		1		6		3
Derivative financial instruments
Derivative Financial Liabilities		27		42		40
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		5		1
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities				6		1
Investment securities
Investment securities		55	[3]	53	[3]	48	[4]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		1		28		11
Investment securities
Investment securities		1,734	[3]	1,656	[3]	1,640	[4]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets				12		17
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		32		25		20
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3		4
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		15		13		13
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities				12		12
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		22		22		21
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 4		$ 6		$ 7

[1]	Deposits denominated in U.S. dollars amount to $326,922 (January 31, 2023 – $335,247; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,593 (January 31, 2023 – $21,103; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $34,709 (January 31, 2023 – $31,034; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,466 (January 31, 2023 – $115,591; October 31, 2022 – $106,817).
[2]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[3]	Excludes debt investment securities measured at amortized cost of $28,277 (January 31, 2023 – $24,195).
[4]	Excludes debt investment securities measured at amortized cost of $23,610.